Operating Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Nov. 22, 2024	Dec. 31, 2023
Operating Leases
Right of use asset - operating lease	$ 271,078	$ 305,142	$ 94,942	$ 10,639
Current portion of operating lease liability	48,846	42,733		$ 11,157
Operating lease liability	$ 274,771	$ 306,223